Document and Entity Information	9 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Hyperdynamics Corporation
Entity Central Index Key	0000937136
Document Type	S-1/A
Pre-Effective Amendment Number	2
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	Update to reflect changes incorporated subsequent to previous amendment.
Entity Filer Category	Smaller Reporting Company